Non-Controlling Interest in Versus LLC	12 Months Ended
Dec. 31, 2022
Non-Controlling Interest in Versus LLC Disclosure [Abstract]
NON-CONTROLLING INTEREST IN VERSUS LLC
8.	NON-CONTROLLING INTEREST IN VERSUS LLC

As of December 31, 2018, the Company held a 41.3% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

On May 21, 2019, the Company acquired an additional 25.2% interest in Versus LLC in exchange for 38,268 common shares of the Company and 19,134 share purchase warrants. The common shares and the share purchase warrants were determined to have a fair value of $1,403,675 and $116,595, respectively. As a result, the Company increased its ownership interest to 66.5% and recorded the excess purchase price over net identifiable liabilities of $3,575,884 against reserves. The effect on non-controlling interest was a reduction of $2,053,199.

On June 21, 2019, the Company acquired an additional 0.3% interest in Versus LLC in exchange for 189 common shares of the Company and 95 share purchase warrants. The common shares and the share purchase warrants were determined to have a fair value of $6,906 and $2,527, respectively. As a result, the Company increased its ownership interest to 66.8% and recorded the excess purchase price over net identifiable assets of $26,448 against reserves. The effect on non-controlling interest was a reduction of $19,433.

On March 1, 2022, the Company acquired an additional 15.1% interest in Versus LLC in exchange for 11,441 common shares of the Company. The common shares were determined to have a fair value of $186,294. As a result, the Company increased its ownership interest to 81.9% and recorded the excess purchase price over net identifiable assets of $4,562,631 against reserves. The effect on non-controlling interest was a reduction of $4,376,337.

The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of December 31, 2022, December 31, 2021 and December 31, 2020.

	2022	2021	2020
Non-controlling interest percentage	18.1%	33.2%	33.2%
	($)	($)	($)
Assets
Current	1,011,636	1,488,892	779,123
Non-current	2,910,990	2,300,268	2,289,645
	3,922,626	3,789,160	3,068,768

Liabilities
Current	518,701	763,970	1,020,192
Non-current	39,774,321	30,661,143	17,329,272
	40,293,022	31,425,113	18,349,464
Net liabilities	(36,370,396)	(27,635,953)	(15,280,696)
Non-controlling interest	(6,383,129)	(8,621,581)	(5,193,701)
Net loss	(10,090,734)	(17,847,892)	(6,911,040)
Net loss attributed to non-controlling interest	(2,137,885)	(3,448,820)	(1,464,660)